Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and Other Receivables
Schedule of trade and other receivables

	As of
	December 31,
	2022	2023
Due from charterers	2,999	6,374
Accrued income	4,440	8,708
Insurance claims	1,125	3,433
Other receivables	2,621	5,929
Total	11,185	24,444